Note 2 - Summary of significant accounting policies: Foreign currency translation and transaction: Summary of translation of foreign currencies (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Singapore, Dollars
Foreign Currency Exchange Rate, Translation	1.3662	1.3193	1.3404
Singapore, Dollars | Arithmetic Average
Foreign Currency Exchange Rate, Translation	1.3363	1.3428	1.3787
China, Yuan Renminbi
Foreign Currency Exchange Rate, Translation	7.2993	7.0999	6.8972
China, Yuan Renminbi | Arithmetic Average
Foreign Currency Exchange Rate, Translation	7.1957	7.0809	6.729